Accounts receivable (Tables)	9 Months Ended	12 Months Ended
	Jan. 31, 2026	Apr. 30, 2025
Credit Loss [Abstract]
Schedule of accounts receivable	Accounts receivable consisted of the following:
As of
January 31, 2026
(Unaudited) US$
Accounts receivable	$1,007,800
Accounts receivable consisted of the following:
	As of	As of
	April 30,	April 30,
	2025	2024
Accounts receivable	$536,400	$640,300